Document And Entity Information	0 Months Ended
Jan. 28, 2015
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jan. 28, 2015
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015